Offerings - Offering: 1	Aug. 08, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	16.965
Maximum Aggregate Offering Price	$ 67,860,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 10,016.14
Offering Note	1a) Represents 4,000,000 additional shares of common stock, par value $0.01 per share ("Common Stock"), of OPENLANE, Inc. (the "Company") reserved for issuance under the OPENLANE, Inc. Second Amended and Restated 2009 Omnibus Stock and Incentive Plan (the "Amended and Restated Plan"), which shares became available for issuance pursuant to approval of the Amended and Restated Plan by the Company's stockholders On June 7, 2024. 1b) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall also cover any additional shares of Common Stock that may become issuable under the Amended and Restated Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Company's receipt of consideration which results in an increase in the number of outstanding shares of Common Stock. 1c) Estimated pursuant to Rule 457(c) and (h) under the Securities Act for the purpose of calculating the registration fee, based on $16.965 per share, the average of the high and low prices of the Common Stock in the "when-issued" trading market, as reported on the New York Stock Exchange on August 6, 2024.